Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2012
Schedule II - Valuation and Qualifying Accounts

Schedule II

The Hillshire Brands Company and Subsidiaries

VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended July 3, 2010, July 2, 2011, and June 30, 2012

	Balance at Beginning of Year	Provision Charged to Costs and Expenses	Write-offs[1] /Allowances Taken	Other Additions (Deductions)	Balance at End of Year
For the Year Ended July 3, 2010
Allowances for bad debts	$5	$1	$(1)	$(1)	$4
Other receivable allowances	8	9	(2)	(4)	11
Deferred tax asset valuation allowances	89	(5)	—	(7)	77

Total	$102	$5	$(3)	$(12)	$92

For the Year Ended July 2, 2011
Allowances for bad debts	$4	$—	$(1)	$—	$3
Other receivable allowances	11	4	(2)	(4)	9
Deferred tax asset valuation allowances	77	(5)	—	136	208

Total	$92	$(1)	$(3)	$132	$220

For the Year Ended June 30, 2012
Allowances for bad debts	$3	—		(1)	2
Other receivable allowances	9	5	(5)	—	9
Deferred tax asset valuation allowances	208	(5)		(143)	60

Total	$220	—	(5)	(144)	71

[1]	Net of collections on accounts previously written off.